SHARE CAPITAL (Narrative) (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2023
Disclosure of classes of share capital [line items]
Increase (decrease) through exercise of options, equity	$ 498		$ 618
Share-based payments		$ 297	355
Stock Options [Member]
Disclosure of classes of share capital [line items]
Share-based payments		$ 1,100	$ 1,100
Common Shares [Member] | Convertible Debentures [Member]
Disclosure of classes of share capital [line items]
Shares issued pursuant to conversion of convertible debentures, shares				309,877
Convertible debentures				$ 1,300
Debt conversion principal debt amount				$ 1,300
Share Capital [Member]
Disclosure of classes of share capital [line items]
Shares issued pursuant to option exercise, shares	98,725		148,725
Increase (decrease) through exercise of options, equity	$ 871		$ 1,077
Share Capital [Member] | Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued pursuant to option exercise, shares				263,537
Proceeds from exercise of options				$ 700
Increase (decrease) through exercise of options, equity				$ 800